Taxation	6 Months Ended
Sep. 30, 2024
Taxation
Taxation

4   Taxation

	Six months ended 30 September
		Re-presented[1]
	2024	2023
	€m	€m
United Kingdom corporation tax (expense)/income
Current period	(44)	(38)
Adjustments in respect of prior periods	2	(19)
Overseas current tax (expense)/income
Current period	(551)	(394)
Adjustments in respect of prior periods	39	—
Total current tax expense	(554)	(451)

Deferred tax on origination and reversal of temporary differences
United Kingdom deferred tax	(27)	(24)
Overseas deferred tax	(319)	(271)
Total deferred tax expense	(346)	(295)
Total income tax expense	(900)	(746)

Note:

1.	The results for the six months ended 30 September 2023 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are reported as discontinued operations. See note 5 ‘Discontinued operations and assets held for sale’ for more information.

Deferred tax on losses in Luxembourg

The tax charge for the six months ended 30 September 2024 includes a deferred tax charge of €319 million on the use of losses in Luxembourg. The Group does not currently recognise deferred tax assets forecasted to be used 60 years beyond the balance sheet date. Reductions in intercompany borrowing and a minor decrease in base rate yields means that the period over which we expect to recover the losses is 53 to 58 years, slightly higher than the 52 to 57 years disclosed as at 31 March 2024. The actual use of these losses and the period over which they may be used is dependent on many factors including the level of profitability in Luxembourg, changes in tax law and any changes to the structure of the Group.

Further details about the Group’s tax losses can be found in Note 6 ‘Taxation’ to the consolidated financial statements of Vodafone Group Plc for the year ended 31 March 2024.